Share Capital (Flow-though share financing) (Details) $ / shares in Units, CAD in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Flow-though Share Financing [Line Items]
Proceeds from issuance of flow-through shares | $			$ 11.7	$ 20.4
Canadian Development Expense [Member]
Flow-though Share Financing [Line Items]
Proceeds from issuance of flow-through shares | CAD		CAD 12.0
Proceeds from flow-through share financing (CAD per share) | $ / shares	$ 10.87
Canadian Exploration Expense [Member]
Flow-though Share Financing [Line Items]
Proceeds from issuance of flow-through shares | CAD		CAD 3.0
Proceeds from flow-through share financing (CAD per share) | $ / shares	$ 15.15